Debt and Credit Facilities - Long-term Debt (Details) CAD in Millions, $ in Millions		12 Months Ended
	Sep. 15, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt		CAD 5,240	CAD 4,736	$ 2,687	$ 2,687
Long-term debt due within one year		0	403	$ 0	300
Long-term debt repayment		CAD 365	6,949
6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		6.15%		6.15%
7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		7.25%		7.25%
5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		5.00%		5.00%
3.95% Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate		3.95%		3.95%
4.00 Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate		4.00%		4.00%
3.55% Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate		3.55%		3.55%
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate		3.60%		3.60%
6.80% Notes Due 2037
Disclosure of detailed information about borrowings [line items]
Interest rate		6.80%		6.80%
6.20% Notes Due 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	6.20%	6.20%		6.20%
Long-term debt repayment	CAD 365
Cost
Disclosure of detailed information about borrowings [line items]
Long-term debt repayment			768
Debt issuance		CAD 385
Cost | 6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt		376	403	$ 300	300
Cost | 7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt		939	1,007	750	750
Cost | 5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt		400	400	0	0
Cost | 3.95% Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt		626	671	500	500
Cost | 4.00 Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt		939	1,007	750	750
Cost | 3.55% Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt		750	750	0	0
Cost | 3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt		750	0	0	0
Cost | 6.80% Notes Due 2037
Disclosure of detailed information about borrowings [line items]
Long-term debt		484	519	387	387
Cost | Unwound interest rate swaps
Disclosure of detailed information about borrowings [line items]
Long-term debt		0	2	0	0
Cost | 6.20% Notes Due 2017
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year		0	403	0	300
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Long-term debt		CAD (24)	CAD (23)	$ 0	$ 0